Share Based Compensation - Schedule of Share Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 166,741	¥ 134,402	¥ 174,236
Fulfillment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	20,649	23,390	44,408
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	68,858	17,240	36,104
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	59,630	73,156	71,696
Technology and Content Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 17,604	¥ 20,616	¥ 22,028